Turnover - Turnover (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income statement
Revenue from contracts with customers	R 247,454	R 273,031	R 289,996
Revenue from other contracts	1,642	2,080	(300)
Total external turnover	249,096	275,111	289,696
Other (Technology, refinery services)
Income statement
Revenue from contracts with customers	1,360	1,270	1,626
Energy
Income statement
Revenue from contracts with customers	105,522	124,824	128,850
Energy | Coal
Income statement
Revenue from contracts with customers	3,640	3,874	6,386
Energy | Liquid fuels
Income statement
Revenue from contracts with customers	93,579	113,037	115,311
Energy | Gas (methane rich and natural gas) and condensate
Income statement
Revenue from contracts with customers	8,303	7,913	7,153
Chemicals Africa
Income statement
Revenue from contracts with customers	60,715	63,829	67,772
Total external turnover	60,716	63,829	67,772
Chemicals Africa | Base chemicals
Income statement
Revenue from contracts with customers	43,247	45,138	49,705
Chemicals Africa | Differentiated chemicals
Income statement
Revenue from contracts with customers	17,468	18,691	18,067
Chemicals America
Income statement
Revenue from contracts with customers	37,840	41,424	44,492
Total external turnover	38,246	41,424	44,492
Chemicals America | Base chemicals
Income statement
Revenue from contracts with customers	14,876	16,290	15,278
Chemicals America | Differentiated chemicals
Income statement
Revenue from contracts with customers	22,964	25,134	29,214
Chemicals Eurasia
Income statement
Revenue from contracts with customers	42,017	41,684	47,256
Total external turnover	42,047	41,714	47,577
Chemicals Eurasia | Differentiated chemicals
Income statement
Revenue from contracts with customers	R 42,017	R 41,684	R 47,256